Shareholder Report, Holdings (Details) - C000208376	Sep. 30, 2025
BWX Technologies8853543
Holdings [Line Items]
Percent of Total Investments	4.90%
Kratos Defense & Security Solutions8853630
Holdings [Line Items]
Percent of Total Investments	3.90%
Rush Street Interactive8853745
Holdings [Line Items]
Percent of Total Investments	3.40%
iShares Russell 2000 ETF8853812
Holdings [Line Items]
Percent of Total Investments	3.20%
Embraer8853808
Holdings [Line Items]
Percent of Total Investments	2.50%
Piper Sandler8853710
Holdings [Line Items]
Percent of Total Investments	2.50%
Insmed8853618
Holdings [Line Items]
Percent of Total Investments	2.50%
REV Group8853729
Holdings [Line Items]
Percent of Total Investments	2.40%
Construction Partners8853566
Holdings [Line Items]
Percent of Total Investments	2.40%
Tanger8853765
Holdings [Line Items]
Percent of Total Investments	2.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.30%